LOOMIS SAYLES BOND FUND

Supplement dated July 29, 2011, to the Admin, Retail and Institutional Class Prospectus, dated February 1, 2011,

as may be revised or supplemented from time to time.

Effective immediately, the second sentence of the first paragraph of the sub-section “Principal Investment Strategies” within the section “Investments, Risks and Performance” in the Loomis Sayles Bond Fund’s Fund Summary is hereby replaced with the following:

The Fund will invest primarily in investment-grade fixed-income securities, although it may also invest up to 35% of its assets in below investment-grade fixed-income securities (commonly known as “junk bonds”) and up to 20% of its assets in equity securities such as common stocks and preferred stocks (with up to 10% of its assets in common stocks).

Effective immediately, the following sentence is added under the bar chart in the sub-section “Risk/Return Bar Chart and Table” within the section “Investments, Risks and Performance” with regard to the Loomis Sayles Bond Fund:

The Fund’s Institutional Class shares total return year to date as of June 30, 2011 was 6.46%.

LOOMIS SAYLES FIXED INCOME FUND

LOOMIS SAYLES INVESTMENT GRADE FIXED INCOME FUND

Supplement dated July 29, 2011, to the Institutional Class Prospectus, dated February 1, 2011,

as may be revised or supplemented from time to time.

Effective immediately, the second sentence of the first paragraph of the sub-section “Principal Investment Strategies” within the section “Investments, Risks and Performance” in the Loomis Sayles Fixed Income Fund’s Fund Summary is hereby replaced with the following:

The Fund may invest up to 35% of its assets in below investment-grade fixed-income securities (commonly known as “junk bonds”) and up to 20% of its assets in equity securities such as common stocks and preferred stocks (with up to 10% of its assets in common stocks).

Effective immediately, the following sentence is added under the bar chart in the sub-section “Risk/Return Bar Chart and Table” within the section “Investments, Risks and Performance” with regard to the Loomis Sayles Fixed Income Fund:

The Fund’s Institutional Class shares total return year to date as of June 30, 2011 was 6.19%.

Effective immediately, the second sentence of the first paragraph of the sub-section “Principal Investment Strategies” within the section “Investments, Risks and Performance” in the Loomis Sayles Investment Grade Fixed Income Fund’s Fund Summary is hereby replaced with the following:

The Fund may invest up to 10% of its assets in below investment-grade fixed-income securities (“junk bonds”) and up to 10% of its assets in equity securities (including preferred stocks and common stocks).

Effective immediately, the following paragraph is hereby added to the section “Principal Risks” within the section “Investments, Risks and Performance” for the Loomis Sayles Investment Grade Fixed Income Fund:

Equity Securities Risk is the risk that the value of a stock may decline for a number of reasons which relate directly to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods and services, or the equity markets generally.

Effective immediately, the following sentence is added under the bar chart in the sub-section “Risk/Return Bar Chart and Table” within the section “Investments, Risks and Performance” with regard to the Loomis Sayles Investment Grade Fixed Income Fund:

The Fund’s Institutional Class shares total return year to date as of June 30, 2011 was 5.53%.

LOOMIS SAYLES BOND FUND

Supplement dated July 29, 2011, to the Institutional, Retail and Admin Class Statement of Additional Information, dated February 1, 2011, as may be revised or supplemented from time to time.

The table under the section “Investment Strategies and Risks” is amended and restated for the Loomis Sayles Bond Fund as follows:

Fund	Securities	Practices
Bond Fund

Debt Securities (Asset-Backed Securities, Collateralized Mortgage Obligations, Commercial Paper, Convertible Securities, Corporate Securities, Investment-Grade Fixed-Income Securities, Below Investment-Grade Fixed-Income Securities, Mortgage-Related Securities, REITs, Stripped Securities, Mortgage-Backed Securities, U.S. Government Securities, When-Issued Securities, Zero-Coupon Securities, 144A Securities, Mortgage Dollar Rolls, Inflation-Linked Securities, Bank Loans)

Equity Securities (Investment Companies, Common Stock, Preferred Stock)

Foreign Securities (Currency Transactions, Emerging Markets, Supranational Entities)

Repurchase Agreements, Swap Contracts, Illiquid Securities, Futures Contracts, Options, Temporary Defensive Strategies.

LOOMIS SAYLES HIGH INCOME OPPORTUNITIES FUND

Supplement dated July 29, 2011, to the Institutional Class Statement of Additional Information, dated February 1, 2011,

as may be revised or supplemented from time to time.

The table in the sub-section “Investment Strategies” under the section “Investment Strategies and Risks” is amended and restated for the Loomis Sayles High Income Opportunities Fund as follows:

Fund	Securities	Practices
High Income Opportunities Fund

Debt Securities (Asset-Backed Securities, Bank Loans, Collateralized Debt and Loan Obligations, Collateralized Mortgage Obligations (“CMOs”), Commercial Paper, Convertible Securities, Corporate Securities, Delayed Funding Loans and Revolving Credit Facilities, Securities Lending, Loan Assignments, Mortgage-Backed Securities, Municipal Bonds, Pay-in-Kind Securities, Rule 144A Securities, Below Investment-Grade Fixed-Income Securities, Senior Floating Rate Loans, Step-Coupon Securities, Stripped Mortgage-Related Securities, Structured Notes, Tax-Exempt Securities, U.S. Government Securities, When-Issued Securities, Zero-Coupon Securities)

Equity Securities (Common Stock, Investment Companies, Preferred Stock, REITs, Rights, Small Cap Companies, Warrants)

Foreign Securities (Depository Receipts, Emerging Markets, Foreign Currency Transactions, Supranational Entities)

Money Market Instruments

Derivative Instruments (Futures Contracts, Options, Swap Contracts)

Illiquid Securities

Initial Public Offerings

Private Placements

Privatizations

Repurchase Agreements

Securities Lending

Temporary Defensive Strategies